PARTY-IN-INTEREST AND RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2025
EBP 007
EBP, Related Party and Party-in-Interest Transactions [Line Items]
PARTY-IN-INTEREST AND RELATED PARTY TRANSACTIONS	PARTY-IN-INTEREST AND RELATED PARTY TRANSACTIONS
Certain Plan investments are managed by Fidelity Management Trust Company, the Plan's trustee; accordingly, related investment transactions qualify as party-in-interest transactions. Fees incurred by the Plan for the investment management services are included in Administrative Expenses on the Statement of Changes in Net Assets Available for Benefits. The Plan also issues loans to participants which are secured by the vested balance of the participants' accounts.
As of December 31, 2025, the Plan held 58,808 shares of Fortis Inc. common stock with a cost basis of $2,482,929. As of December 31, 2024, the Plan held 44,939 shares of Fortis Inc. common stock with a cost basis of $1,819,900. During the year ended December 31, 2025, the Plan recorded dividend income from Fortis Inc. common stock of $98,605, which is included in Interest and Dividends on the Statement of Changes in Net Assets Available for Benefits.
All of these party-in-interest transactions are exempt from the prohibited transaction rules of ERISA.